Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.594%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,105,002.38

Principal:
Principal Collections	$12,609,433.63
Prepayments in Full	$7,069,562.67
Liquidation Proceeds	$367,560.20
Recoveries	$16,386.25
Sub Total	$20,062,942.75
Collections	$21,167,945.13

Purchase Amounts:
Purchase Amounts Related to Principal	$472,579.08
Purchase Amounts Related to Interest	$1,968.82
Sub Total	$474,547.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,642,493.03

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,642,493.03
Servicing Fee	$357,769.19	$357,769.19	$0.00	$0.00	$21,284,723.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,284,723.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,284,723.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,284,723.84
Interest - Class A-3 Notes	$261,425.67	$261,425.67	$0.00	$0.00	$21,023,298.17
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$20,870,004.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,870,004.17
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$20,817,124.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,817,124.42
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$20,777,499.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,777,499.09
Regular Principal Payment	$19,152,737.30	$19,152,737.30	$0.00	$0.00	$1,624,761.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,624,761.79
Residual Released to Depositor	$0.00	$1,624,761.79	$0.00	$0.00	$0.00
Total		$21,642,493.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,152,737.30
Total					$19,152,737.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,152,737.30	$63.84	$261,425.67	$0.87	$19,414,162.97	$64.71
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$19,152,737.30	$18.20	$507,224.75	$0.48	$19,659,962.05	$18.68

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$222,489,931.92	0.7416331	$203,337,194.62	0.6777906
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$380,819,931.92	0.3619514	$361,667,194.62	0.3437476

Pool Information
Weighted Average APR	3.187%	3.183%
Weighted Average Remaining Term	37.05	36.23
Number of Receivables Outstanding	27,763	27,098
Pool Balance	$429,323,033.13	$408,471,615.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$402,680,733.11	$383,215,224.54
Pool Factor	0.3818513	0.3633055

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$6,127,074.23
Yield Supplement Overcollateralization Amount	$25,256,391.07
Targeted Overcollateralization Amount	$46,804,420.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,804,420.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$332,281.94
(Recoveries)		72	$16,386.25
Net Loss for Current Collection Period			$315,895.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8830%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8212%
Second Prior Collection Period			0.7226%
Prior Collection Period			0.7397%
Current Collection Period			0.9049%
Four Month Average (Current and Prior Three Collection Periods)			0.7971%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,250	$7,244,588.35
(Cumulative Recoveries)			$782,905.58
Cumulative Net Loss for All Collection Periods			$6,461,682.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5747%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,219.82
Average Net Loss for Receivables that have experienced a Realized Loss			$2,871.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.70%	376	$6,931,875.52
61-90 Days Delinquent	0.21%	45	$866,146.71
91-120 Days Delinquent	0.05%	8	$190,847.68
Over 120 Days Delinquent	0.12%	25	$509,192.78
Total Delinquent Receivables	2.08%	454	$8,498,062.69

Repossession Inventory:
Repossessed in the Current Collection Period		28	$580,008.09
Total Repossessed Inventory		42	$938,717.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2842%
Prior Collection Period			0.2737%
Current Collection Period			0.2878%
Three Month Average			0.2819%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3834%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer